Financial instruments (Details 4) $ in Thousands	Dec. 31, 2020 USD ($) Numbers	Dec. 31, 2019 USD ($) Numbers
Financial instruments [Line Items]
Total Gross Book Value	$ 365,206	$ 399,142
Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	1,587	1,861
Portfolio under no renegotiated terms	$ 325,726	$ 381,049
Number of customers under renegotiated terms | Numbers	110	304
Portfolio under renegotiated terms, gross	$ 1,860	$ 2,726
Receivables due from related parties, current [Member]
Financial instruments [Line Items]
Total Gross Book Value	70,145	72,550
Credit exposure	$ 7,545	$ 11,323
Between 1 and 30 days [Member]
Financial instruments [Line Items]
Expected credit loss rate	10.00%	18.00%
Total Gross Book Value	$ 12,200	$ 20,721
Credit exposure	$ 1,207	$ 3,664
Between 1 and 30 days [Member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	119	166
Portfolio under no renegotiated terms	$ 12,140	$ 20,195
Number of customers under renegotiated terms | Numbers	8	72
Portfolio under renegotiated terms, gross	$ 60	$ 526
Between 31 and 60 days [member]
Financial instruments [Line Items]
Expected credit loss rate	39.00%	34.00%
Total Gross Book Value	$ 1,226	$ 1,288
Credit exposure	$ 477	$ 440
Between 31 and 60 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	12	26
Portfolio under no renegotiated terms	$ 1,226	$ 1,279
Number of customers under renegotiated terms | Numbers	0	4
Portfolio under renegotiated terms, gross	$ 0	$ 10
Between 61 and 90 days [member]
Financial instruments [Line Items]
Expected credit loss rate	52.00%	44.00%
Total Gross Book Value	$ 159	$ 573
Credit exposure	$ 83	$ 251
Between 61 and 90 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	5	12
Portfolio under no renegotiated terms	$ 159	$ 519
Number of customers under renegotiated terms | Numbers	0	3
Portfolio under renegotiated terms, gross	$ 0	$ 54
More than 91 days [member]
Financial instruments [Line Items]
Expected credit loss rate	79.00%	78.00%
Total Gross Book Value	$ 11,883	$ 8,370
Credit exposure	$ 9,367	$ 6,552
Between 121 and 150 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	2	5
Portfolio under no renegotiated terms	$ 2,384	$ 361
Number of customers under renegotiated terms | Numbers	2	7
Portfolio under renegotiated terms, gross	$ 2	$ 49
Between 151 and 180 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	3	7
Portfolio under no renegotiated terms	$ 1,398	$ 190
Number of customers under renegotiated terms | Numbers	4	2
Portfolio under renegotiated terms, gross	$ 12	$ 33
Between 181 and 210 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	1	4
Portfolio under no renegotiated terms	$ 0	$ 51
Number of customers under renegotiated terms | Numbers	2	0
Portfolio under renegotiated terms, gross	$ 5	$ 0
Between 211 and 250 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	3	6
Portfolio under no renegotiated terms	$ 2	$ 48
Number of customers under renegotiated terms | Numbers	6	8
Portfolio under renegotiated terms, gross	$ 114	$ 11
More than 250 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	156	144
Portfolio under no renegotiated terms	$ 5,030	$ 5,449
Number of customers under renegotiated terms | Numbers	64	137
Portfolio under renegotiated terms, gross	$ 1,447	$ 1,085
Current [member]
Financial instruments [Line Items]
Expected credit loss rate	1.00%	1.00%
Total Gross Book Value	$ 302,118	$ 352,823
Credit exposure	$ 3,187	$ 5,285
Current [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	1,281	1,486
Portfolio under no renegotiated terms	$ 301,939	$ 351,931
Number of customers under renegotiated terms | Numbers	23	69
Portfolio under renegotiated terms, gross	$ 179	$ 892
Between 91 and 120 days [member] | Uncollateralized Portfolio [Member]
Financial instruments [Line Items]
Number of customers under no renegotiated terms | Numbers	5	5
Portfolio under no renegotiated terms	$ 1,448	$ 1,026
Number of customers under renegotiated terms | Numbers	1	2
Portfolio under renegotiated terms, gross	$ 41	$ 66
Trade [Member]
Financial instruments [Line Items]
Total Gross Book Value	327,586	383,775
Credit exposure	$ 14,321	$ 16,192